Provisions, contingent assets and contingent liabilities (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Opening balance	R$ 19,475
Closing balance	19,744	R$ 19,475
Legal proceedings provision [member]
IfrsStatementLineItems [Line Items]
Opening balance	3,231	3,317
(-) Provisions guaranteed by indemnity clause (Note 2.4.n)	(207)	(225)
Subtotal	3,024	3,092
Adjustment / Interest (Note 23)	129	169
Changes in the period reflected in income	1,340	903
Increase	1,913	1,403
Reversal	(573)	(500)
Payment	(1,495)	(1,140)
Subtotal	2,998	3,024
(+) Provisions guaranteed by indemnity clause (Note 2.4.n)	205	207
Closing balance	3,203	3,231
Current	1,499	1,157
Non-current	1,704	2,074
Labor Provision [Member]
IfrsStatementLineItems [Line Items]
Opening balance	8,186	8,219
(-) Provisions guaranteed by indemnity clause (Note 2.4.n)	(952)	(879)
Subtotal	7,234	7,340
Adjustment / Interest (Note 23)	288	491
Changes in the period reflected in income	2,373	2,339
Increase	2,729	2,663
Reversal	(356)	(324)
Payment	(3,036)	(2,936)
Subtotal	6,859	7,234
(+) Provisions guaranteed by indemnity clause (Note 2.4.n)	962	952
Closing balance	7,821	8,186
Current	2,922	2,949
Non-current	4,899	5,237
Miscellaneous other provisions [member]
IfrsStatementLineItems [Line Items]
Opening balance	1,844	1,558
Subtotal	1,844
Adjustment / Interest (Note 23)		1,558
Changes in the period reflected in income	332	469
Increase	363	469
Reversal	(31)
Payment	(35)	(183)
Subtotal	2,141	1,844
Closing balance	2,141	1,844
Current	2,141	605
Non-current		1,239
Civil Labor And Other Provisions [Member]
IfrsStatementLineItems [Line Items]
Opening balance	13,261	13,094
(-) Provisions guaranteed by indemnity clause (Note 2.4.n)	(1,159)	(1,104)
Subtotal	12,102	11,990
Adjustment / Interest (Note 23)	417	660
Changes in the period reflected in income	4,045	3,711
Increase	5,005	4,535
Reversal	(960)	(824)
Payment	(4,566)	(4,259)
Subtotal	11,998	12,102
(+) Provisions guaranteed by indemnity clause (Note 2.4.n)	1,167	1,159
Closing balance	13,165	13,261
Current	6,562	4,711
Non-current	R$ 6,603	R$ 8,550